Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, accounts receivable	$ 49,963	$ 201,647
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued	11,621,459	10,380,000